Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share

8. Earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the (loss)/profit attributable to equity holders by the weighted average number of shares outstanding during the year.

The following table reflects the income statement (loss)/profit and share data used in the basic EPS calculations:

	Year ended December 31,
	2024	2023	2022
	$'m	$'m	$'m
(Loss)/profit attributable to equity holders as presented in the income statement	(3)	(50)	237
Less: Dividends on preferred shares (see note 26)	(24)	(24)	(11)
(Loss)/profit attributable to equity holders used in calculating earnings per share	(27)	(74)	226
Weighted average number of ordinary shares for EPS (millions)*	597.7	597.6	601.0
(Loss)/earnings per share	$(0.05)	$(0.12)	$0.38

*The weighted average number of ordinary shares included in the computation of basic and diluted earnings per share has been adjusted to exclude ordinary shares repurchased and held by the Company as treasury shares. The number of ordinary shares so held at the reporting date is detailed in note 18.

Diluted (loss)/earnings per share is consistent with basic (loss)/earnings per share, as there are no dilutive potential shares during the periods presented above.

Please refer to note 18 for any details of transactions involving ordinary shares for the years ended December 31, 2024 and 2023.

There have been no material transactions involving ordinary shares between the reporting date and the authorization of these consolidated financial statements.